John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.6%					$215,791,551
(Cost $193,034,621)
U.S. Government 4.6%					215,791,551
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	18,807,188
Bond	2.750	11-15-42		10,200,000	11,781,398
Bond	3.000	02-15-49		62,535,000	78,847,841
Bond	4.375	02-15-38		40,125,000	56,151,489
Note	0.250	06-30-25		11,500,000	11,204,414
Note	0.375	11-30-25		12,000,000	11,675,156
Note	2.000	11-15-26		3,745,000	3,899,920
Note	2.375	02-29-24		3,515,000	3,650,108
Note	2.375	04-30-26		5,420,000	5,715,771
Note	2.625	02-15-29		7,895,000	8,576,252

Treasury Inflation Protected Security	0.125	01-15-30		4,925,290	5,482,014
Foreign government obligations 19.2%					$897,005,342
(Cost $932,575,492)
Australia 1.1%					53,165,843
Commonwealth of Australia	0.250	11-21-24	AUD	17,845,000	12,484,347
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	5,500,622
New South Wales Treasury Corp.	1.000	02-08-24	AUD	24,925,000	17,800,109
New South Wales Treasury Corp.	1.250	03-20-25	AUD	15,505,000	11,068,495
Queensland Treasury Corp. (A)	4.250	07-21-23	AUD	8,355,000	6,312,270
Austria 0.2%					8,468,346
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	8,468,346
Brazil 0.7%					33,277,529
Federative Republic of Brazil	10.000	01-01-23	BRL	49,695,000	9,036,201
Federative Republic of Brazil	10.000	01-01-25	BRL	135,530,000	24,241,328
Canada 2.7%					124,886,255
Canada Housing Trust No. 1 (A)	1.250	06-15-26	CAD	16,100,000	12,385,953
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	17,175,000	13,644,811
Government of Canada	1.500	09-01-24	CAD	7,863,000	6,213,829
Province of Ontario	1.350	12-02-30	CAD	70,350,000	51,557,692
Province of Ontario	2.900	06-02-28	CAD	13,400,000	11,128,362
Province of Ontario	3.450	06-02-45	CAD	11,995,000	10,625,122
Province of Quebec	0.200	04-07-25	EUR	5,160,000	5,933,886
Province of Quebec	1.500	12-15-23	GBP	5,130,000	6,922,703
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,473,897
China 0.9%					43,269,111
People’s Republic of China	1.990	04-09-25	CNY	128,240,000	19,674,532
People’s Republic of China	2.880	11-05-23	CNY	149,230,000	23,594,579
Colombia 1.0%					46,603,661
Republic of Colombia	3.250	04-22-32		9,615,000	8,581,868
Republic of Colombia	4.500	03-15-29		2,450,000	2,501,352
Republic of Colombia	5.625	02-26-44		2,450,000	2,409,085
Republic of Colombia	6.250	11-26-25	COP	39,010,000,000	9,441,689
Republic of Colombia	7.500	08-26-26	COP	40,050,000,000	10,003,477
Republic of Colombia	10.000	07-24-24	COP	50,477,000,000	13,666,190
Greece 0.8%					35,071,818
Republic of Greece (A)	1.500	06-18-30	EUR	10,675,000	12,456,027
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Greece (continued)
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	$10,328,909
Republic of Greece	4.200	01-30-42	EUR	7,100,000	12,286,882
India 0.3%					11,909,268
Republic of India	6.100	07-12-31	INR	358,560,000	4,688,835
Republic of India	6.450	10-07-29	INR	373,000,000	5,017,857
Republic of India	7.270	04-08-26	INR	156,200,000	2,202,576
Indonesia 2.9%					136,059,519
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	11,149,397
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,950,862
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,112,059
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	12,939,434
Republic of Indonesia	3.050	03-12-51		5,655,000	5,440,147
Republic of Indonesia	3.850	10-15-30		4,480,000	4,984,862
Republic of Indonesia	6.500	06-15-25	IDR	289,886,000,000	21,375,191
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,592,992
Republic of Indonesia	7.000	05-15-27	IDR	72,700,000,000	5,447,030
Republic of Indonesia	7.000	09-15-30	IDR	243,389,000,000	17,724,191
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,719,985
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,521,871
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,613,073
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,454,562
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,547,443
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,475,797
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	9,048,797
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,961,826
Ireland 0.3%					11,462,245
Republic of Ireland	3.400	03-18-24	EUR	9,240,000	11,462,245
Italy 0.7%					30,913,460
Republic of Italy	1.250	02-17-26		7,595,000	7,411,935
Republic of Italy (A)	1.850	07-01-25	EUR	19,430,000	23,501,525
Japan 0.8%					39,119,163
Government of Japan	0.100	06-20-25	JPY	4,387,750,000	39,119,163
Malaysia 1.2%					56,307,700
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,035,031
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,199,325
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	11,560,109
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,958,201
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,649,625
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,657,151
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,248,258
Mexico 1.2%					57,650,138
Government of Mexico	5.750	03-05-26	MXN	253,970,000	11,185,695
Government of Mexico	6.750	03-09-23	MXN	231,360,000	10,835,427
Government of Mexico	7.500	06-03-27	MXN	452,090,000	21,216,024
Government of Mexico	7.750	05-29-31	MXN	304,940,000	14,412,992
New Zealand 0.2%					11,194,886
Government of New Zealand	0.500	05-15-24	NZD	12,880,000	8,509,663
Government of New Zealand	5.500	04-15-23	NZD	3,730,000	2,685,223
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Norway 0.7%					$32,832,323
Kingdom of Norway (A)	1.500	02-19-26	NOK	81,525,000	9,068,014
Kingdom of Norway (A)	2.000	05-24-23	NOK	211,995,000	23,764,309
Philippines 0.6%					28,437,833
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	20,088,781
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	8,349,052
Portugal 0.6%					30,152,174
Republic of Portugal (A)	0.475	10-18-30	EUR	21,270,000	24,756,291
Republic of Portugal (A)	0.700	10-15-27	EUR	4,525,000	5,395,883
Qatar 0.4%					17,583,259
State of Qatar (A)	4.000	03-14-29		6,955,000	7,801,813
State of Qatar (A)	4.817	03-14-49		7,575,000	9,781,446
Singapore 0.4%					18,860,999
Republic of Singapore	1.750	04-01-22	SGD	25,635,000	18,860,999
Spain 0.5%					21,327,218
Kingdom of Spain (A)	0.250	07-30-24	EUR	9,125,000	10,552,638
Kingdom of Spain (A)	0.800	07-30-27	EUR	9,040,000	10,774,580
Sweden 0.3%					15,268,791
Kingdom of Sweden (A)	0.125	04-24-23	EUR	13,340,000	15,268,791
United Arab Emirates 0.5%					22,828,317
Government of Abu Dhabi (A)	1.700	03-02-31		9,705,000	9,343,004
Government of Abu Dhabi (A)	3.125	04-16-30		7,880,000	8,490,700
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	4,994,613
United Kingdom 0.2%					10,355,486
Government of United Kingdom	0.500	07-22-22	GBP	7,765,000	10,355,486

Corporate bonds 55.2%					$2,582,961,154
(Cost $2,573,545,817)
Communication services 7.4%					347,567,236
Diversified telecommunication services 0.8%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	6,098,083
GCI LLC (A)	4.750	10-15-28		4,545,000	4,652,262
IHS Holding, Ltd. (A)	6.250	11-29-28		3,600,000	3,572,100
Kenbourne Invest SA (A)	4.700	01-22-28		4,775,000	4,638,913
Radiate Holdco LLC (A)	4.500	09-15-26		12,100,000	12,024,738
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		8,945,000	9,235,713
Entertainment 1.1%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		10,180,000	10,307,250
Netflix, Inc.	4.375	11-15-26		6,690,000	7,375,725
Netflix, Inc.	4.875	04-15-28		2,890,000	3,269,313
Netflix, Inc. (A)	5.375	11-15-29		9,335,000	11,042,558
WMG Acquisition Corp. (A)	3.000	02-15-31		19,595,000	18,453,199
Interactive media and services 0.5%
ANGI Group LLC (A)	3.875	08-15-28		6,920,000	6,572,893
Match Group Holdings II LLC (A)	4.125	08-01-30		7,915,000	7,845,744
TripAdvisor, Inc. (A)	7.000	07-15-25		8,295,000	8,698,054
Media 3.5%
Altice Financing SA (A)	5.000	01-15-28		515,000	481,445
Cable One, Inc. (A)	4.000	11-15-30		4,450,000	4,283,125
CCO Holdings LLC (A)	4.250	02-01-31		1,700,000	1,674,653
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	4.500	08-15-30		8,205,000	$8,270,189
CCO Holdings LLC (A)	4.500	06-01-33		5,245,000	5,166,325
CCO Holdings LLC (A)	4.750	03-01-30		11,565,000	11,849,846
CCO Holdings LLC (A)	5.125	05-01-27		14,650,000	15,079,025
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	2,329,178
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	18,746,494
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	8,870,881
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	7,968,240
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		15,810,000	16,390,859
News Corp. (A)	3.875	05-15-29		17,435,000	17,134,333
Sirius XM Radio, Inc. (A)	4.125	07-01-30		1,005,000	981,805
Townsquare Media, Inc. (A)	6.875	02-01-26		3,950,000	4,142,168
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	7,410,800
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	5,028,363
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		14,030,000	14,548,829
VTR Comunicaciones SpA (A)	4.375	04-15-29		4,495,000	4,472,570
VTR Comunicaciones SpA (A)	5.125	01-15-28		3,333,000	3,399,493
VTR Finance NV (A)	6.375	07-15-28		5,360,000	5,654,854
Wireless telecommunication services 1.5%
Millicom International Cellular SA (A)	4.500	04-27-31		5,685,000	5,659,418
Sprint Capital Corp.	8.750	03-15-32		9,845,000	14,554,848
Sprint Corp.	7.125	06-15-24		1,655,000	1,854,477
T-Mobile USA, Inc.	2.625	04-15-26		2,415,000	2,415,423
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	4,250,825
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,937,766
T-Mobile USA, Inc.	3.375	04-15-29		4,865,000	4,895,406
T-Mobile USA, Inc.	3.500	04-15-31		3,440,000	3,496,278
T-Mobile USA, Inc. (A)	3.500	04-15-31		4,670,000	4,746,401
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,739,392
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	8,748,878
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		14,225,000	13,598,104
Consumer discretionary 5.4%					250,974,143
Automobiles 1.3%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,582,543
Ford Motor Company	3.250	02-12-32		6,125,000	6,125,000
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	4,482,750
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,559,202
Ford Motor Credit Company LLC	2.979	08-03-22		4,400,000	4,431,856
Ford Motor Credit Company LLC	3.087	01-09-23		2,905,000	2,941,690
Ford Motor Credit Company LLC	3.350	11-01-22		5,755,000	5,813,010
Ford Motor Credit Company LLC	3.370	11-17-23		2,845,000	2,910,435
Ford Motor Credit Company LLC	3.625	06-17-31		12,890,000	13,147,800
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,700,531
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,756,442
Ford Motor Credit Company LLC	4.250	09-20-22		3,320,000	3,390,550
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,758,386
Hotels, restaurants and leisure 3.8%
Aramark Services, Inc. (A)	6.375	05-01-25		1,625,000	1,694,875
Boyd Gaming Corp. (A)	4.750	06-15-31		8,960,000	8,910,720
Carnival Corp. (A)	5.750	03-01-27		11,850,000	11,581,598
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,775,696
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		2,950,000	3,097,500
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		6,110,000	$6,066,359
Hyatt Hotels Corp.	5.750	04-23-30		7,696,000	9,246,430
MGM Resorts International	4.750	10-15-28		1,060,000	1,081,317
New Red Finance, Inc. (A)	3.500	02-15-29		5,802,000	5,576,882
New Red Finance, Inc. (A)	3.875	01-15-28		8,793,000	8,681,417
New Red Finance, Inc. (A)	4.000	10-15-30		22,370,000	21,375,430
Premier Entertainment Sub LLC (A)	5.625	09-01-29		3,480,000	3,480,000
Premier Entertainment Sub LLC (A)	5.875	09-01-31		5,220,000	5,239,575
Royal Caribbean Cruises, Ltd. (A)	4.250	07-01-26		7,280,000	6,866,714
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		12,760,000	12,409,100
Travel + Leisure Company (A)	4.500	12-01-29		1,280,000	1,248,160
Travel + Leisure Company (A)	6.625	07-31-26		11,345,000	12,274,326
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	6,991,657
Yum! Brands, Inc.	3.625	03-15-31		18,845,000	18,273,431
Yum! Brands, Inc.	4.625	01-31-32		9,070,000	9,269,948
Yum! Brands, Inc. (A)	4.750	01-15-30		19,625,000	20,692,011
Household durables 0.1%
Newell Brands, Inc.	4.700	04-01-26		1,625,000	1,740,440
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		5,950,000	5,696,590
MercadoLibre, Inc.	3.125	01-14-31		3,340,000	3,103,772
Consumer staples 3.7%					173,652,994
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	8,079,225
Food products 3.3%
BRF SA (A)	4.875	01-24-30		4,350,000	4,275,180
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32		10,670,000	10,566,714
JBS USA Food Company (A)	7.000	01-15-26		11,145,000	11,590,800
Kraft Heinz Foods Company	3.000	06-01-26		7,061,000	7,356,872
Kraft Heinz Foods Company	3.875	05-15-27		3,905,000	4,221,867
Kraft Heinz Foods Company	4.250	03-01-31		16,095,000	18,412,396
Kraft Heinz Foods Company	4.375	06-01-46		2,935,000	3,396,786
Kraft Heinz Foods Company	4.625	10-01-39		11,120,000	12,985,363
Kraft Heinz Foods Company	6.875	01-26-39		12,485,000	18,276,350
Kraft Heinz Foods Company (A)	7.125	08-01-39		1,675,000	2,513,843
MARB BondCo PLC (A)	3.950	01-29-31		9,696,000	9,139,837
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	3,070,383
Post Holdings, Inc. (A)	4.500	09-15-31		14,765,000	14,248,520
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,341,306
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	14,935,288
Post Holdings, Inc. (A)	5.750	03-01-27		14,660,000	15,100,826
Personal products 0.2%
Natura Cosmeticos SA (A)(B)	4.125	05-03-28		8,030,000	7,648,575
Oriflame Investment Holding PLC (A)	5.125	05-04-26		4,770,000	4,492,863
Energy 7.0%					326,140,500
Oil, gas and consumable fuels 7.0%
Aker BP ASA (A)	3.750	01-15-30		8,430,000	8,936,254
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	4,188,734
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	2,453,909
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	10,113,819
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	25,032,861
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP (A)	4.000	03-01-31		13,025,000	$13,285,500
Cheniere Energy Partners LP	4.000	03-01-31		13,025,000	13,413,249
Cheniere Energy Partners LP	4.500	10-01-29		4,045,000	4,251,791
Continental Resources, Inc. (A)	2.875	04-01-32		12,374,000	11,983,600
Continental Resources, Inc. (A)	5.750	01-15-31		15,241,000	17,752,412
Ecopetrol SA	4.625	11-02-31		4,570,000	4,370,063
Ecopetrol SA	5.375	06-26-26		2,445,000	2,567,250
Ecopetrol SA	5.875	05-28-45		2,485,000	2,317,263
Ecopetrol SA	6.875	04-29-30		4,970,000	5,516,700
Enbridge, Inc.	3.125	11-15-29		10,080,000	10,549,502
EQM Midstream Partners LP (A)	4.750	01-15-31		6,445,000	6,509,450
EQT Corp. (A)	3.125	05-15-26		1,990,000	1,988,726
EQT Corp. (A)(B)	3.625	05-15-31		23,315,000	23,755,654
EQT Corp.	3.900	10-01-27		3,283,000	3,422,659
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		6,240,000	6,036,701
Kinder Morgan, Inc.	2.000	02-15-31		3,020,000	2,848,113
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		10,290,000	9,890,954
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		6,590,000	6,705,325
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,532,700
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,394,196
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	9,200,044
Occidental Petroleum Corp.	6.625	09-01-30		11,815,000	14,174,101
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	4,373,709
Ovintiv, Inc.	6.500	08-15-34		7,620,000	9,721,541
Ovintiv, Inc.	6.500	02-01-38		4,392,000	5,595,327
Pertamina Persero PT (A)	3.100	01-21-30		2,700,000	2,738,460
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,639,794
Petrobras Global Finance BV	6.900	03-19-49		11,065,000	11,396,950
Petrorio Luxembourg Sarl (A)	6.125	06-09-26		5,350,000	5,229,625
Qatar Energy (A)	2.250	07-12-31		3,925,000	3,856,941
Qatar Energy (A)	3.300	07-12-51		3,105,000	3,174,242
Saudi Arabian Oil Company (A)	2.250	11-24-30		3,890,000	3,755,562
Saudi Arabian Oil Company (A)	3.500	04-16-29		9,115,000	9,686,492
Saudi Arabian Oil Company (A)	4.250	04-16-39		2,850,000	3,191,362
Saudi Arabian Oil Company (A)	4.375	04-16-49		5,805,000	6,653,528
Southwestern Energy Company	6.450	01-23-25		658,000	713,963
The Williams Companies, Inc.	3.500	11-15-30		865,000	917,633
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	14,785,286
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	922,381
Western Midstream Operating LP	5.300	02-01-30		9,845,000	10,596,174
Financials 10.9%					508,557,338
Banks 6.7%
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,775,900
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	4,424,470
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (C)	4.750	11-12-26		8,200,000	8,220,500
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (C)	4.375	03-15-28		5,490,000	5,266,777
BNG Bank NV	0.250	06-07-24	EUR	3,800,000	4,379,225
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(B)(C)	4.500	02-25-30		8,095,000	7,862,431
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(B)(C)	4.625	02-25-31		14,782,000	14,597,225
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) (D)	0.000	03-21-23	EUR	10,835,000	12,355,023
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(C)	6.875	09-23-24		1,926,000	$2,092,118
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		8,335,000	9,074,831
European Investment Bank (SONIA + 0.350%) (D)	0.399	06-29-23	GBP	6,180,000	8,254,811
European Investment Bank	1.500	05-12-22	NOK	117,270,000	13,002,266
European Investment Bank	1.750	03-13-25	NOK	15,470,000	1,727,683
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) (C)	4.250	05-16-31		8,315,000	7,737,108
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		9,554,000	10,192,972
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	12,485,368
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	7,530,000	5,161,296
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	13,998,000	9,589,660
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	8,137,059
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32		7,674,000	7,693,908
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(C)	7.700	09-17-25		7,875,000	8,676,281
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		9,344,000	10,617,031
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) (C)	4.600	06-28-31		4,400,000	4,251,500
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		8,590,000	9,326,421
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.720	06-21-23	NOK	88,000,000	9,770,967
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.760	06-19-24	NOK	110,000,000	12,214,803
Nordic Investment Bank	1.500	01-24-22	NOK	11,000,000	1,217,707
Nordic Investment Bank	1.875	04-10-24	NOK	46,090,000	5,151,631
Popular, Inc.	6.125	09-14-23		17,095,000	18,174,378
QNB Finance, Ltd.	3.500	03-28-24		4,285,000	4,493,909
QNB Finance, Ltd.	4.350	01-29-22	CNY	18,860,000	2,965,927
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	6,420,000	5,014,731
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) (A)(C)	2.875	05-12-26		9,105,000	8,945,207
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (A)(C)	6.750	04-06-28		4,155,000	4,546,401
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		6,640,000	7,650,525
U.S. Bancorp	0.850	06-07-24	EUR	18,550,000	21,500,621
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		11,620,000	11,344,025
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		1,625,000	1,763,756
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (C)	8.000	06-03-24		3,624,000	3,887,189
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,874,708
Capital markets 2.0%
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(C)	5.100	01-24-30		3,965,000	3,925,747
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		8,715,000	9,270,581
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		8,800,000	8,942,648
MSCI, Inc. (A)	3.250	08-15-33		4,130,000	4,118,271
MSCI, Inc. (A)	3.625	09-01-30		16,020,000	16,220,250
MSCI, Inc. (A)	3.625	11-01-31		8,740,000	8,889,192
MSCI, Inc. (A)	3.875	02-15-31		7,940,000	8,168,910
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	8,918,364
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	2,510,000	$3,088,662
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,960,000	2,453,977
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (A)(C)	3.875	06-02-26		5,800,000	5,677,620
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		10,145,000	9,917,245
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) (C)	5.125	07-29-26		4,672,000	4,943,537
Consumer finance 0.1%
Capital One Financial Corp.	0.800	06-12-24	EUR	1,100,000	1,269,993
Diversified financial services 1.0%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	10,177,328
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	10,945,000	12,410,553
European Financial Stability Facility	1.875	05-23-23	EUR	2,500,000	2,939,417
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		6,450,000	6,135,627
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	91,756,557	15,301,328
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	22,603,300
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	11,414,864
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	8,581,825
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,769,750
Health care 4.6%					216,867,735
Health care equipment and supplies 1.2%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	10,465,542
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	20,835,976
Mozart Debt Merger Sub, Inc. (A)	3.875	04-01-29		12,405,000	12,249,938
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29		13,710,000	13,692,863
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		9,265,000	8,877,491
Centene Corp.	3.000	10-15-30		18,720,000	18,690,001
Centene Corp.	3.375	02-15-30		18,780,000	18,914,136
Centene Corp.	4.625	12-15-29		2,625,000	2,808,750
HCA, Inc.	3.500	09-01-30		33,251,000	34,613,460
HCA, Inc.	4.125	06-15-29		13,845,000	15,217,128
HCA, Inc.	5.375	02-01-25		16,935,000	18,469,734
Rede D’or Finance Sarl (A)	4.500	01-22-30		4,134,000	3,806,174
Rede D’or Finance Sarl (A)(B)	4.950	01-17-28		4,356,000	4,316,840
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	7,479,141
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,805,121
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,882,051
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,724,638
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,668,033
Bausch Health Companies, Inc. (A)	5.250	02-15-31		2,440,000	2,094,032
Jazz Securities DAC (A)	4.375	01-15-29		2,215,000	2,256,686
Industrials 5.3%					247,571,583
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	2,740,000	3,329,853
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	6,713,160
Spirit AeroSystems, Inc. (A)	7.500	04-15-25		1,705,000	1,783,856
The Boeing Company	5.040	05-01-27		11,170,000	12,576,773
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.150	05-01-30		27,030,000	$31,354,596
Air freight and logistics 0.2%
Hidrovias International Finance SARL (A)(B)	4.950	02-08-31		3,515,000	3,058,050
Simpar Europe SA (A)	5.200	01-26-31		3,245,000	2,971,771
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	30,765,000	4,414,529
Airlines 2.3%
American Airlines Group, Inc. (A)(B)	5.000	06-01-22		8,485,000	8,453,181
American Airlines, Inc. (A)	5.500	04-20-26		9,940,000	10,151,225
American Airlines, Inc. (A)	5.750	04-20-29		8,095,000	8,442,154
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		5,494,232	5,507,097
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	7,387,121
Delta Air Lines, Inc. (A)	4.500	10-20-25		3,390,000	3,553,801
Delta Air Lines, Inc. (A)	4.750	10-20-28		37,248,000	40,813,900
Delta Air Lines, Inc. (B)	7.375	01-15-26		1,655,000	1,914,689
Mileage Plus Holdings LLC (A)	6.500	06-20-27		8,520,000	9,095,100
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		12,199,067	13,269,535
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,915,789
Commercial services and supplies 0.2%
GFL Environmental, Inc. (A)	4.750	06-15-29		8,030,000	8,028,956
Prime Security Services Borrower LLC (A)	3.375	08-31-27		1,055,000	998,294
Construction and engineering 0.2%
AECOM	5.125	03-15-27		8,062,000	8,640,932
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		5,780,000	5,862,661
Road and rail 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	7,677,564
Movida Europe SA (A)	5.250	02-08-31		2,480,000	2,211,714
Uber Technologies, Inc. (A)	8.000	11-01-26		6,426,000	6,843,690
Trading companies and distributors 0.5%
United Rentals North America, Inc.	3.875	02-15-31		11,355,000	11,391,989
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	7,402,018
United Rentals North America, Inc.	4.875	01-15-28		6,470,000	6,777,325
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		3,885,000	4,030,260
Information technology 1.7%					80,545,704
IT services 0.9%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,541,205
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	11,416,957
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	4,094,711
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	5,206,950
Square, Inc. (A)	3.500	06-01-31		3,325,000	3,370,719
Twilio, Inc.	3.625	03-15-29		4,795,000	4,823,482
Twilio, Inc.	3.875	03-15-31		6,440,000	6,391,700
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (A)	1.500	01-19-26		4,935,000	4,849,871
Software 0.1%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	4,492,375
Ziff Davis, Inc. (A)	4.625	10-15-30		3,090,000	3,113,175
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	$11,485,705
Atento Luxco 1 SA (A)	8.000	02-10-26		4,968,000	5,127,639
CDW LLC	4.250	04-01-28		1,655,000	1,700,364
Dell International LLC	8.350	07-15-46		5,348,000	8,930,851
Materials 5.8%					271,756,010
Chemicals 0.8%
Braskem Idesa SAPI (A)	6.990	02-20-32		5,090,000	4,988,200
Braskem Netherlands Finance BV (A)	4.500	01-10-28		5,509,000	5,612,018
Braskem Netherlands Finance BV (A)	5.875	01-31-50		6,055,000	6,304,769
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,943,875
FS Luxembourg Sarl (A)	10.000	12-15-25		8,820,000	9,583,018
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28		9,535,000	9,026,594
Construction materials 0.4%
Cemex SAB de CV (A)	3.875	07-11-31		7,770,000	7,562,619
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		7,505,000	8,334,378
Standard Industries, Inc. (A)	3.375	01-15-31		2,575,000	2,372,219
Containers and packaging 1.8%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		9,710,000	9,370,150
Ardagh Metal Packaging Finance USA LLC (A)	4.000	09-01-29		10,505,000	10,186,173
Ball Corp.	2.875	08-15-30		5,485,000	5,210,476
Ball Corp.	4.875	03-15-26		8,590,000	9,347,595
Ball Corp.	5.250	07-01-25		13,700,000	15,070,000
Berry Global, Inc. (A)	5.625	07-15-27		6,805,000	7,052,022
Crown Americas LLC	4.250	09-30-26		1,490,000	1,568,225
Crown Cork & Seal Company, Inc.	7.375	12-15-26		10,748,000	12,897,600
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27		13,505,000	12,964,800
Metals and mining 2.8%
ArcelorMittal SA	4.550	03-11-26		995,000	1,086,404
ArcelorMittal SA	6.750	03-01-41		4,985,000	6,757,217
ArcelorMittal SA	7.000	10-15-39		1,275,000	1,739,442
Cleveland-Cliffs, Inc. (A)	4.625	03-01-29		14,925,000	15,025,595
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		8,180,000	8,240,409
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31		47,590,000	48,221,043
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,469,325
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	10,591,329
Freeport-McMoRan, Inc.	5.450	03-15-43		19,505,000	24,038,157
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	12,192,358
Real estate 1.3%					62,159,629
Equity real estate investment trusts 1.3%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	3,165,013
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,397,033
Crown Castle International Corp.	2.250	01-15-31		2,550,000	2,465,354
Host Hotels & Resorts LP	3.375	12-15-29		2,565,000	2,630,424
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,637,258
SBA Communications Corp. (A)	3.125	02-01-29		9,770,000	9,281,500
SBA Communications Corp.	3.875	02-15-27		22,055,000	22,575,002
VICI Properties LP (A)	4.125	08-15-30		9,945,000	10,392,525
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,615,520
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Utilities 2.1%					$97,168,282
Electric utilities 1.1%
Chile Electricity PEC SpA (A)(B)(E)	3.403	01-25-28		2,925,000	2,373,638
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,496,577
FirstEnergy Corp.	4.400	07-15-27		9,045,000	9,670,936
FirstEnergy Corp.	7.375	11-15-31		15,800,000	21,131,078
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	4,950,524
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	13,514,550
Independent power and renewable electricity producers 0.8%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,730,283
Adani Green Energy, Ltd. (A)	4.375	09-08-24		3,255,000	3,269,998
DPL, Inc.	4.125	07-01-25		13,920,000	14,458,008
Greenko Dutch BV (A)	3.850	03-29-26		5,983,875	6,028,754
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,350,594
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,778,849
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,654,935

Engie SA	0.375	06-21-27	EUR	3,300,000	3,759,558
Convertible bonds 2.3%					$108,922,159
(Cost $107,742,436)
Communication services 0.9%					39,495,679
Diversified telecommunication services 0.2%
Cellnex Telecom SA	0.750	11-20-31	EUR	6,000,000	6,703,623
Media 0.7%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,088,071
Liberty Broadband Corp. (A)	1.250	09-30-50		12,375,000	12,263,625
Liberty Broadband Corp. (A)	2.750	09-30-50		8,550,000	8,733,245
Liberty Media Corp. (A)	0.500	12-01-50		5,085,000	6,707,115
Consumer discretionary 0.2%					9,449,163
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		6,365,000	9,449,163
Energy 0.2%					11,338,613
Oil, gas and consumable fuels 0.2%
BP Capital Markets PLC	1.000	04-28-23	GBP	8,300,000	11,338,613
Industrials 1.0%					48,638,704
Airlines 0.8%
Air Canada	4.000	07-01-25		5,160,000	6,686,128
American Airlines Group, Inc.	6.500	07-01-25		14,450,000	19,803,725
Southwest Airlines Company	1.250	05-01-25		9,450,000	12,692,531
Road and rail 0.2%

Uber Technologies, Inc. (A)(B)(E)	1.839	12-15-25		10,190,000	9,456,320
Capital preferred securities 0.2%					$8,802,311
(Cost $8,135,111)
Financials 0.2%					8,802,311
Banks 0.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	12-31-21		9,107,000	8,802,311
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 8.6%				$403,130,632
(Cost $405,462,062)
Communication services 1.0%				46,414,464
Entertainment 0.2%
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%)	2.215	01-20-28	9,805,000	9,694,694
Media 0.5%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%)	6.250	09-01-27	7,535,000	7,509,080
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	5,215,000	5,199,772
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%)	4.000	03-15-26	8,379,000	8,352,858
Wireless telecommunication services 0.3%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.850	04-11-25	15,863,010	15,658,060
Consumer discretionary 2.9%				133,945,052
Diversified consumer services 0.3%
APX Group, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	07-10-28	3,845,000	3,829,389
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	08-03-28	8,383,000	8,324,487
Hotels, restaurants and leisure 2.2%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.840	03-11-25	10,760,000	10,501,760
Bally’s Corp., 2021 Term Loan B (6 month LIBOR + 3.250%)	3.750	08-06-28	5,325,000	5,291,719
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	24,641,000	24,209,783
Carnival Corp., USD Term Loan B (1 month LIBOR + 3.000%)	3.750	06-30-25	12,914,383	12,707,753
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	4,395,000	4,352,412
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%)	1.842	06-22-26	8,560,000	8,426,293
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.839	03-15-28	14,364,608	14,328,697
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.840	08-29-25	8,170,000	7,982,090
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.840	11-19-26	16,715,464	16,318,472
Specialty retail 0.4%
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (3 month LIBOR + 2.000%)	2.100	06-24-28	9,755,550	9,700,724
RH, Term Loan B (3 month LIBOR + 2.500%)	3.000	10-20-28	8,025,000	7,971,473
Energy 0.3%				16,496,399
Oil, gas and consumable fuels 0.3%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month LIBOR + 2.000%)	2.090	08-04-28	16,660,000	16,496,399
Financials 0.2%				11,637,765
Insurance 0.2%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	5.340	01-20-29	6,760,000	6,688,209
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.340	07-31-27	5,022,381	4,949,556
Health care 1.7%				80,451,947
Health care equipment and supplies 0.4%
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28	16,935,000	16,870,986
Life sciences tools and services 0.6%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%)	2.750	11-08-27	16,015,000	15,924,996
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.500%)	3.000	07-03-28	11,200,708	11,157,137
PRA Health Sciences, Inc., US Term Loan (3 month LIBOR + 2.500%)	3.000	07-03-28	2,790,756	2,779,900
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.7%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28	12,882,713	$12,848,960
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	13,746,088	13,694,540
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.250	07-06-28	7,193,412	7,175,428
Industrials 2.0%				91,426,285
Air freight and logistics 0.1%
Worldwide Express, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.250%)	5.000	07-26-28	3,335,000	3,330,831
Airlines 0.6%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	11,490,000	11,398,999
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28	16,597,685	16,528,472
Building products 0.1%
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%)	2.340	07-28-28	3,521,175	3,507,971
Commercial services and supplies 0.4%
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%)	2.090	10-08-28	5,030,000	5,011,138
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%)	2.063	07-19-28	13,250,000	13,222,440
Construction and engineering 0.3%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.842	04-13-28	13,904,660	13,894,231
Machinery 0.1%
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.750%)	3.250	06-07-28	5,470,806	5,421,787
Professional services 0.1%
Trans Union LLC, 2021 Term Loan B6 (G)	TBD	11-16-28	5,640,000	5,601,253
Road and rail 0.2%
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	06-30-28	7,324,842	7,304,259
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	3.750	06-30-28	1,383,850	1,379,961
Trading companies and distributors 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%)	2.140	11-05-28	4,835,000	4,824,943
Information technology 0.2%				7,742,941
IT services 0.1%
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.000	12-17-27	1,603,362	1,578,317
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.000	12-17-27	2,555,944	2,516,020
Software 0.1%
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28	3,670,000	3,648,604
Materials 0.3%				15,015,779
Chemicals 0.2%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (3 month LIBOR + 4.000%)	4.750	03-16-27	9,339,781	9,213,694
Construction materials 0.0%
Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%)	3.000	09-22-28	1,425,000	1,420,169
Containers and packaging 0.1%

Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.000%)	4.500	10-02-28	4,400,000	4,381,916
Collateralized mortgage obligations 0.7%				$31,346,628
(Cost $31,064,056)
Commercial and residential 0.7%				30,671,107
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	5,707,670	5,744,136
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.026	10-15-36	15,875,304	15,875,301
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(D)	0.800	09-15-36	5,650,000	$5,621,669
CSMC Trust
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	2,140,977	2,173,128
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	4,057,377	42,386
Series 2007-4, Class ES IO	0.350	07-19-47	4,341,675	58,057
Series 2007-6, Class ES IO (A)	0.343	08-19-37	4,206,847	59,688
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (H)	5.429	11-25-34	1,021,703	1,096,742
U.S. Government Agency 0.0%				675,521
Federal Home Loan Mortgage Corp.
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	0.859	03-25-30	675,521	675,521
Asset backed securities 1.0%				$46,051,704
(Cost $44,509,974)
Asset backed securities 1.0%				46,051,704
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	0.349	07-25-36	274,390	274,342
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,723,263	5,919,382
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,766,500	5,943,266
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	3,674,518	3,591,278
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	4,478,076	4,573,379
Jack in the Box Funding LLC
Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,962,388	7,262,571
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	2,705,352	2,777,904
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	14,936,200	15,709,582

	Shares	Value
Common stocks 3.1%		$142,990,468
(Cost $164,335,807)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	110,794	0
Consumer discretionary 0.3%		15,028,202
Automobiles 0.3%
General Motors Company (J)	259,689	15,028,202
Financials 1.3%		59,254,955
Banks 1.1%
CIT Group, Inc.	184,570	9,055,004
Credit Agricole SA	695,120	9,465,244
Societe Generale SA	315,860	9,828,714
Synovus Financial Corp.	205,010	9,284,903
U.S. Bancorp	273,722	15,147,775
Capital markets 0.2%
Credit Suisse Group AG, ADR (B)	673,602	6,473,315
Industrials 0.6%		28,085,177
Aerospace and defense 0.4%
The Boeing Company (J)	94,328	18,662,788
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Shares	Value
Industrials (continued)
Airlines 0.2%
Delta Air Lines, Inc. (J)	260,287	$9,422,389
Real estate 0.3%		12,192,509
Equity real estate investment trusts 0.3%
Americold Realty Trust	373,545	12,192,509
Utilities 0.6%		28,429,625
Multi-utilities 0.6%
Algonquin Power & Utilities Corp.	264,450	11,768,025

Dominion Energy, Inc.	176,500	16,661,600
Preferred securities 3.8%		$180,305,093
(Cost $171,046,146)
Communication services 0.3%		12,389,985
Media 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	12,455	12,389,985
Financials 0.7%		32,897,290
Banks 0.5%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	12,425	11,496,231
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,878,930
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,975,454
Capital markets 0.2%
Stifel Financial Corp., 4.500%	347,850	8,546,675
Health care 0.4%		18,941,473
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.000% (B)	113,050	5,676,241
Life sciences tools and services 0.3%
Danaher Corp., 4.750%	6,190	13,265,232
Industrials 0.2%		10,884,986
Machinery 0.2%
Stanley Black & Decker, Inc., 5.250% (B)	105,700	10,884,986
Information technology 0.3%		16,913,761
IT services 0.0%
Sabre Corp., 6.500%	24,800	2,542,496
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	8,280	14,371,265
Utilities 1.9%		88,277,598
Electric utilities 1.6%
American Electric Power Company, Inc., 6.125% (B)	288,950	14,086,313
NextEra Energy, Inc., 4.872%	278,050	17,631,151
NextEra Energy, Inc., 5.279%	329,050	17,798,315
NextEra Energy, Inc., 6.219%	183,350	9,900,900
The Southern Company, 6.750%	336,250	16,829,313
Multi-utilities 0.3%
DTE Energy Company, 6.250%	249,050	12,031,606

16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/ Notional amount	Value
Purchased options 0.0%		$599,466
(Cost $2,214,742)
Puts 0.0%		599,466
Over the Counter Option on the AUD vs. JPY (Expiration Date: 12-29-21; Strike Price: AUD 78.00; Counterparty: Citibank N.A) (J)(K)	103,795,000	310,907
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-11-22; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	129,515,000	288,559

	Yield (%)	Shares	Value
Short-term investments 2.4%			$110,651,621
(Cost $110,666,151)
Short-term funds 1.0%			48,020,621
John Hancock Collateral Trust (L)	0.0000(M)	4,799,614	48,020,621

	Par value^	Value
Repurchase agreement 1.4%		62,631,000
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $62,631,000 on 12-1-21, collateralized by $54,784,100 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $63,883,729)	62,631,000	62,631,000

Total investments (Cost $4,744,332,415) 101.1%	$4,728,558,129
Other assets and liabilities, net (1.1%)	(49,706,241)
Total net assets 100.0%	$4,678,851,888

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,653,512,776 or 35.3% of the fund’s net assets as of 11-30-21.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

(B)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $46,978,716.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 11-30-21.
The fund had the following country composition as a percentage of net assets on 11-30-21:
United States	57.0%
Canada	6.4%
Indonesia	3.6%
Luxembourg	3.4%
United Kingdom	2.4%
Australia	2.2%
Mexico	2.0%
Brazil	1.5%
Supranational	1.5%
France	1.5%
Other countries	18.5%
TOTAL	100.0%
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	235	Long	Dec 2021	$40,241,592	$40,403,468	$161,876
10-Year U.S. Treasury Note Futures	244	Short	Mar 2022	(31,521,476)	(31,918,250)	(396,774)
Euro-Bund Futures	295	Short	Dec 2021	(57,073,434)	(57,668,051)	(594,617)
Euro-Buxl Futures	37	Short	Dec 2021	(8,806,050)	(9,152,691)	(346,641)
U.S. Treasury Long Bond Futures	2,877	Short	Mar 2022	(456,709,714)	(466,433,625)	(9,723,911)
Ultra U.S. Treasury Bond Futures	81	Short	Mar 2022	(11,691,088)	(11,898,141)	(207,053)
						$(11,107,120)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	75,960,000	NZD	79,202,913	GSI	1/19/2022	$149,312	—
AUD	30,348,000	NZD	31,839,604	JPM	1/19/2022	—	$(74,035)
AUD	15,204,000	NZD	15,977,792	MSCS	1/19/2022	—	(55,179)
AUD	17,827,752	USD	12,950,792	BARC	1/19/2022	—	(235,000)
AUD	17,827,752	USD	13,010,872	CITI	1/19/2022	—	(295,080)
AUD	105,923,053	USD	77,990,701	GSI	1/19/2022	—	(2,440,207)
AUD	30,469,856	USD	22,583,188	JPM	1/19/2022	—	(850,311)
AUD	17,818,141	USD	13,089,830	UBS	1/19/2022	—	(380,893)
BRL	20,652,768	USD	3,622,657	CITI	1/19/2022	13,972	—
CAD	25,729,703	GBP	15,161,250	MSCS	1/19/2022	—	(29,880)
CAD	127,951,189	GBP	75,806,250	SSB	1/19/2022	—	(695,532)
CAD	27,021,309	NZD	30,426,250	UBS	1/19/2022	406,843	—
CAD	108,420,735	USD	86,895,800	BARC	1/19/2022	—	(1,982,269)
CAD	65,637,681	USD	53,136,303	CIBC	1/19/2022	—	(1,729,833)
CAD	57,375,946	USD	45,643,125	CITI	1/19/2022	—	(707,125)
CAD	43,599,115	USD	34,544,617	HUS	1/19/2022	—	(398,429)
CAD	76,025,019	USD	60,857,083	JPM	1/19/2022	—	(1,315,403)
CAD	12,425,964	USD	9,869,071	MSCS	1/19/2022	—	(137,238)
CAD	62,957,470	USD	50,641,930	RBC	1/19/2022	—	(1,334,562)
CAD	38,206,531	USD	30,291,667	SCB	1/19/2022	—	(368,872)
CAD	58,056,533	USD	45,437,500	SSB	1/19/2022	31,526	—
CAD	38,938,605	USD	30,291,667	UBS	1/19/2022	204,478	—
EUR	15,225,000	GBP	13,049,238	CIBC	1/19/2022	—	(71,935)
EUR	15,092,500	GBP	12,800,402	MSCS	1/19/2022	108,749	—
EUR	15,225,000	GBP	13,067,030	SCB	1/19/2022	—	(95,618)
EUR	15,092,500	GBP	12,938,169	SSB	1/19/2022	—	(74,632)
EUR	30,450,000	GBP	26,097,035	UBS	1/19/2022	—	(141,953)
EUR	1,692,451	USD	1,973,167	BOA	1/19/2022	—	(50,299)
EUR	1,666,740	USD	1,946,272	BMO	1/19/2022	—	(52,616)
EUR	21,806,354	USD	25,462,199	CIBC	1/19/2022	—	(687,043)
EUR	21,811,984	USD	25,300,811	GSI	1/19/2022	—	(519,259)
EUR	21,811,984	USD	25,380,508	HUS	1/19/2022	—	(598,956)
EUR	43,604,629	USD	51,220,860	MSCS	1/19/2022	—	(1,679,728)
EUR	51,945,614	USD	60,164,186	SSB	1/19/2022	—	(1,146,496)
EUR	21,619,780	USD	24,773,458	UBS	1/19/2022	—	(210,277)
GBP	30,380,000	CAD	51,097,829	CITI	1/19/2022	419,478	—
GBP	15,190,000	CAD	25,547,772	RBC	1/19/2022	210,634	—
GBP	15,161,250	CAD	25,410,846	SSB	1/19/2022	279,603	—
GBP	52,170,890	EUR	60,767,500	SSB	1/19/2022	403,587	—
GBP	13,041,547	EUR	15,175,000	UBS	1/19/2022	118,504	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	15,174,375	USD	20,280,417	BARC	1/19/2022	—	$(81,941)
GBP	15,174,375	USD	20,277,560	HUS	1/19/2022	—	(79,084)
GBP	60,695,000	USD	81,915,671	SCB	1/19/2022	—	(1,125,094)
JPY	1,159,377,882	USD	10,535,776	ANZ	1/19/2022	—	(269,938)
JPY	3,308,781,859	USD	30,140,000	CIBC	1/19/2022	—	(842,030)
JPY	3,418,437,452	USD	30,443,333	HUS	1/19/2022	—	(174,406)
JPY	3,090,757,915	USD	27,864,598	SSB	1/19/2022	—	(497,145)
JPY	9,878,208,874	USD	88,577,872	UBS	1/19/2022	—	(1,110,195)
MXN	329,291,455	USD	15,143,750	GSI	1/19/2022	$69,634	—
MXN	324,601,072	USD	15,143,750	HUS	1/19/2022	—	(147,064)
NZD	19,570,266	AUD	18,536,661	ANZ	1/19/2022	128,805	—
NZD	47,991,361	AUD	45,582,000	BARC	1/19/2022	226,489	—
NZD	83,991,750	AUD	79,352,661	CITI	1/19/2022	697,642	—
NZD	15,934,263	AUD	15,174,000	MSCS	1/19/2022	46,882	—
NZD	30,426,250	CAD	26,771,753	UBS	1/19/2022	—	(211,394)
NZD	44,487,987	USD	30,870,624	HUS	1/19/2022	—	(522,289)
NZD	9,393,853	USD	6,587,139	RBC	1/19/2022	—	(178,942)
NZD	18,787,705	USD	13,069,120	SSB	1/19/2022	—	(252,726)
NZD	3,350,000	USD	2,355,700	UBS	1/19/2022	—	(70,433)
SGD	27,785,821	USD	20,511,136	CIBC	1/19/2022	—	(152,698)
SGD	82,969,112	USD	61,310,995	CITI	1/19/2022	—	(520,221)
SGD	41,334,936	USD	30,597,974	GSI	1/19/2022	—	(312,212)
SGD	27,772,899	USD	20,511,136	HUS	1/19/2022	—	(162,165)
SGD	55,607,434	USD	41,022,273	JPM	1/19/2022	—	(279,171)
SGD	27,815,562	USD	20,511,136	MSCS	1/19/2022	—	(130,907)
SGD	12,702,573	USD	9,384,164	UBS	1/19/2022	—	(77,095)
USD	22,305,422	AUD	30,407,500	BARC	1/19/2022	617,021	—
USD	7,899,192	AUD	10,699,887	CIBC	1/19/2022	267,409	—
USD	23,238,866	AUD	31,598,649	CITI	1/19/2022	700,868	—
USD	11,419,640	AUD	15,140,833	GSI	1/19/2022	620,316	—
USD	7,881,332	AUD	10,636,582	HUS	1/19/2022	294,702	—
USD	44,665,630	AUD	60,554,534	MSCS	1/19/2022	1,474,607	—
USD	33,055,260	AUD	44,765,533	RBC	1/19/2022	1,125,873	—
USD	46,376,340	BRL	255,103,919	SSB	1/19/2022	1,456,534	—
USD	81,122,170	CAD	103,611,505	BARC	1/19/2022	—	(24,843)
USD	31,246,153	CAD	39,492,352	CIBC	1/19/2022	316,321	—
USD	48,228,377	CAD	60,465,677	CITI	1/19/2022	872,545	—
USD	35,621,753	CAD	45,312,527	GSI	1/19/2022	133,646	—
USD	30,432,727	CAD	38,333,702	HUS	1/19/2022	410,333	—
USD	34,835,929	CAD	43,799,093	MSCS	1/19/2022	533,121	—
USD	93,799,324	CAD	118,788,214	RBC	1/19/2022	766,135	—
USD	15,208,750	CAD	19,444,965	SCB	1/19/2022	—	(20,262)
USD	30,344,583	CAD	38,330,690	SSB	1/19/2022	324,549	—
USD	91,262,955	CAD	114,297,205	UBS	1/19/2022	1,747,058	—
USD	99,482,856	EUR	86,512,289	BARC	1/19/2022	1,192,450	—
USD	25,615,635	EUR	21,811,678	CITI	1/19/2022	834,430	—
USD	124,292,768	EUR	106,666,706	GSI	1/19/2022	3,104,043	—
USD	74,362,125	EUR	65,186,161	HUS	1/19/2022	301,268	—
USD	12,700,284	EUR	10,843,621	JPM	1/19/2022	380,371	—
USD	12,764,452	EUR	10,905,839	MSCS	1/19/2022	373,850	—
USD	50,644,791	EUR	43,498,919	SSB	1/19/2022	1,223,760	—
USD	171,639,525	EUR	144,971,937	UBS	1/19/2022	6,930,547	—
USD	41,213,781	GBP	30,402,500	BARC	1/19/2022	745,282	—
USD	107,007,908	GBP	78,801,263	HUS	1/19/2022	2,116,244	—
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	141,376,931	GBP	104,644,677	MSCS	1/19/2022	$2,085,329	—
USD	62,207,851	GBP	45,772,184	SSB	1/19/2022	1,280,902	—
USD	22,769,399	GBP	16,900,135	UBS	1/19/2022	273,780	—
USD	53,617,574	JPY	5,871,305,077	CITI	1/19/2022	1,629,463	—
USD	30,410,000	JPY	3,465,082,655	GSI	1/19/2022	—	$(271,952)
USD	39,681,448	JPY	4,474,068,625	HUS	1/19/2022	65,320	—
USD	15,205,000	JPY	1,732,726,829	RBC	1/19/2022	—	(137,619)
USD	29,320,010	JPY	3,334,325,939	SCB	1/19/2022	—	(204,142)
USD	58,299,565	JPY	6,458,281,730	SSB	1/19/2022	1,114,006	—
USD	15,514,088	MXN	335,877,367	CITI	1/19/2022	—	(3,567)
USD	15,143,750	MXN	332,481,831	JPM	1/19/2022	—	(217,030)
USD	13,574,827	MXN	292,599,422	MSCS	1/19/2022	56,629	—
USD	46,171,926	MXN	1,007,067,579	SSB	1/19/2022	—	(354,958)
USD	18,924,758	NOK	159,827,148	MSCS	1/19/2022	1,260,421	—
USD	41,634,467	NOK	353,429,802	UBS	1/19/2022	2,572,874	—
USD	6,454,780	NZD	9,153,119	BARC	1/19/2022	210,804	—
USD	33,839,696	NZD	48,202,125	CITI	1/19/2022	957,691	—
USD	11,778,014	NZD	16,605,662	GSI	1/19/2022	450,142	—
USD	12,824,940	NZD	18,306,239	RBC	1/19/2022	336,989	—
USD	1,283,684	NZD	1,794,305	SSB	1/19/2022	59,664	—
USD	36,348,137	NZD	51,536,987	UBS	1/19/2022	1,191,193	—
USD	20,464,489	SGD	27,568,429	CITI	1/19/2022	265,331	—
USD	20,464,489	SGD	27,568,940	GSI	1/19/2022	264,956	—
USD	81,722,017	SGD	110,027,255	HUS	1/19/2022	1,105,968	—
USD	20,464,489	SGD	27,478,180	JPM	1/19/2022	331,456	—
USD	20,464,489	SGD	27,486,673	MSCS	1/19/2022	325,233	—
USD	622,302	SGD	841,659	SSB	1/19/2022	5,626	—
USD	40,928,977	SGD	55,017,202	UBS	1/19/2022	618,334	—
						$48,841,532	$(26,790,183)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$215,791,551	—	$215,791,551	—
Foreign government obligations	897,005,342	—	897,005,342	—
Corporate bonds	2,582,961,154	—	2,582,961,154	—
Convertible bonds	108,922,159	—	108,922,159	—
Capital preferred securities	8,802,311	—	8,802,311	—
Term loans	403,130,632	—	403,130,632	—
Collateralized mortgage obligations	31,346,628	—	31,346,628	—
Asset backed securities	46,051,704	—	46,051,704	—
Common stocks	142,990,468	$123,696,510	19,293,958	—
Preferred securities	180,305,093	167,915,108	12,389,985	—
Purchased options	599,466	—	599,466	—
|	23

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$110,651,621	$48,020,621	$62,631,000	—
Total investments in securities	$4,728,558,129	$339,632,239	$4,388,925,890	—
Derivatives:
Assets
Futures	$161,876	$161,876	—	—
Forward foreign currency contracts	48,841,532	—	$48,841,532	—
Liabilities
Futures	(11,268,996)	(11,268,996)	—	—
Forward foreign currency contracts	(26,790,183)	—	(26,790,183)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,799,614	$29,012,253	$81,700,838	$(62,684,265)	$(1,437)	$(6,768)	$32,703	—	$48,020,621
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
24	|